Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2021	Jun. 30, 2020
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 298	€ (30)
Positive market values from derivative financial instruments	184	2,300
Other trading assets	64	(207)
Non-trading financial assets mandatory at fair value through profit and loss	156	40
Financial assets designated at fair value through profit or loss	1	1
Financial assets at fair value through other comprehensive income	3	0
Other financial assets at fair value	(3)	8
Total financial assets held at fair value	702	2,111
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	159	(1,787)
Other trading liabilities	6	0
Financial liabilities designated at fair value through profit or loss	14	41
Other financial liabilities at fair value	(95)	219
Total financial liabilities held at fair value	84	(1,527)
Total	€ 785	€ 584